DESCRIPTION OF THE BUSINESS (Details) € / shares in Units, $ in Thousands							1 Months Ended															2 Months Ended	12 Months Ended
	Apr. 22, 2022 EUR (€)	Apr. 22, 2022 USD ($)	Dec. 31, 2021 USD ($) tranch	Sep. 21, 2020 EUR (€)	Sep. 21, 2020 USD ($)	Jun. 24, 2020 tranch	Apr. 30, 2022 EUR (€) employee	Apr. 30, 2022 USD ($) employee	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2021 USD ($) shares	Apr. 30, 2021 EUR (€) € / shares shares	Apr. 30, 2021 USD ($) shares	Mar. 31, 2021 EUR (€) shares	Dec. 22, 2020 EUR (€) tranch	Nov. 30, 2020 EUR (€) loan	Jun. 30, 2020 EUR (€) patient	Mar. 31, 2020 patient	Feb. 29, 2020 EUR (€)	Nov. 30, 2017 EUR (€)	Nov. 30, 2017 USD ($)	May 31, 2013 EUR (€)	Aug. 24, 2020 EUR (€) tranch	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares		Dec. 31, 2020 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2012 EUR (€)	Sep. 30, 2022	May 25, 2022 position	Aug. 24, 2021 EUR (€)	May 19, 2021 EUR (€)	Mar. 02, 2021 EUR (€)	Dec. 07, 2020 EUR (€)	Nov. 17, 2020 EUR (€)	Jul. 06, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure Of Description Of Business [Line Items]
Disposal of property, plant and equipment																							€ 37,630,000	€ 0		€ 83,000
Initial public offering amount																			€ 124,000,000	$ 144,000	€ 17,700,000
Shareholders' equity									€ 22,845,000														23,487,000	22,845,000		26,539,000											€ 85,560,000
Number of employees who received employment offer | employee							40	40
Workforce reduction percentage																													0.75
Net gain on disposal of property, plant, and equipment							€ 3,000,000	$ 3,300
Proceeds from sales of property, plant and equipment, classified as investing activities, net of transactions costs							40,700,000	44,500
Number of positions dismissed | position																														52
Total number of positions at date of plan | position																														109
Capital increases, net of transaction costs																							€ 0	34,631,000		118,000
Issue of ordinary shares																								€ 52,842,000	[1]	12,719,000
Nominal value (in euro per share) | € / shares									€ 0.10														€ 0.10	€ 0.10
Issuance premium (in euro per share) | € / shares									€ 2.16															€ 2.16
Percentage of Company's voting rights									11.02%															11.02%
Convertible notes									€ 0														€ 0	€ 0		2,169,000
Percentage of Company's share capital									11.02%		19.12%													11.02%
Number of borrowings received (in loan) | loan															2
Proceeds from borrowings, net of transaction costs																							3,081,000	€ 12,157,000		27,134,000
Cell Therapy Manufacturing Facility
Disclosure Of Description Of Business [Line Items]
Disposal of property, plant and equipment	€ 40,676,000	$ 44,500
Gains on disposals of property, plant and equipment							€ 24,350,000	26,600															24,300,000
Cell Therapy Manufacturing Facility | Other disposals of assets
Disclosure Of Description Of Business [Line Items]
Disposal of property, plant and equipment | $								$ 44,500
BPI France
Disclosure Of Description Of Business [Line Items]
Proceeds from borrowings, net of transaction costs															€ 5,000,000
Societe Generale
Disclosure Of Description Of Business [Line Items]
Proceeds from borrowings, net of transaction costs															€ 5,000,000
TRYBECA Trial One
Disclosure Of Description Of Business [Line Items]
Number of patients data reviewed | patient																	320
Phase Two Trial Of Nordic Society Of Paediatric Haematology | Eryaspase
Disclosure Of Description Of Business [Line Items]
Number of patient enrollments achieved | patient																50
Tedac project
Disclosure Of Description Of Business [Line Items]
Conditional advance received																		€ 2,979,000					4,895,000	734,000		2,979,000	€ 1,119,000	€ 63,000
Subsidy received																		€ 294,000
European High Growth Opportunities Fund
Disclosure Of Description Of Business [Line Items]
Convertible notes																							€ 27,000,000
Percentage of permissible dilution						20.00%
Number of tranches of convertible notes | tranch						2
Number of tranches of borrowings issued, investor call | tranch			2
European High Growth Opportunities Fund | Tranche one
Disclosure Of Description Of Business [Line Items]
Convertible notes																																				€ 3,000,000
European High Growth Opportunities Fund | Tranche two
Disclosure Of Description Of Business [Line Items]
Convertible notes																						€ 3,000,000
European High Growth Opportunities Fund | Tranche three
Disclosure Of Description Of Business [Line Items]
Convertible notes																																			€ 3,000,000
European High Growth Opportunities Fund | Derivatives
Disclosure Of Description Of Business [Line Items]
Convertible notes																															€ 5,700,000	€ 2,900,000	€ 2,900,000
Potential amount to be raised from convertible notes with share subscription warrants																€ 60,000,000
Percentage of permissible dilution																20.00%
Number of tranches of convertible notes | tranch																						2
Number of tranches of borrowings issued, investor call | tranch														3
European High Growth Opportunities Fund | Derivatives | Tranche one
Disclosure Of Description Of Business [Line Items]
Convertible notes																																			€ 3,000,000	€ 3,000,000
European High Growth Opportunities Fund | Derivatives | Tranche two
Disclosure Of Description Of Business [Line Items]
Convertible notes																						€ 3,000,000												€ 3,000,000
European High Growth Opportunities Fund | Derivatives | Tranche three
Disclosure Of Description Of Business [Line Items]
Convertible notes														€ 3,000,000
Cowen | American Depository Shares
Disclosure Of Description Of Business [Line Items]
Maximum potential proceeds from issuance of equity			$ 22,000	€ 30,000,000	$ 30,000
Percentage of permissible dilution				20.00%	20.00%																		20.00%
Share capital
Disclosure Of Description Of Business [Line Items]
Shareholders' equity									€ 3,102,000														€ 3,102,000	3,102,000		2,006,000											1,794,000
Issue of ordinary shares																								1,096,000	[1]	212,000
Premiums related to the share capital
Disclosure Of Description Of Business [Line Items]
Shareholders' equity									97,618,000														€ 48,975,000	97,618,000		120,705,000											€ 281,688,000
Issue of ordinary shares																								€ 51,746,000	[1]	€ 12,507,000
At-The-Market Offering
Disclosure Of Description Of Business [Line Items]
Number of shares issued during the period (in shares) | shares													744,186										0	744,186
Capital increases, net of transaction costs													€ 6,400,000
Issue of ordinary shares																								€ 6,616,000
Registered Direct Offering
Disclosure Of Description Of Business [Line Items]
Issue of ordinary shares									€ 6,957,256.32	$ 7,850	€ 24,868,971.3	$ 30,000
Number of units issued (in shares) | shares									769,608	769,608	1,034,483	1,034,483
Number of ordinary shares issued, per unit (in shares) | shares									4	4	4	4
Number of warrants issued, per unit (in shares) | shares									3	3	3	3
Number of shares purchased per warrant (in shares) | shares									1	1	1	1
Number of ordinary shares issued (in shares) | shares									3,078,432	3,078,432	4,137,932	4,137,932
Nominal value (in euro per share) | € / shares											€ 0.10
Issuance premium (in euro per share) | € / shares											€ 5.91
Percentage of Company's voting rights											19.12%
Registered Direct Offering | Share capital
Disclosure Of Description Of Business [Line Items]
Issue of ordinary shares									€ 307,843.2		€ 413,793.2
Registered Direct Offering | Premiums related to the share capital
Disclosure Of Description Of Business [Line Items]
Issue of ordinary shares									€ 6,649,413.12		€ 24,455,178.1

[1]	of which €31,826 thousand as result of the Registered Direct Offerings in April (€24,867 thousand) and in December 2021 (€6,957 thousand) ; €6,616 thousand related to the ATM and €14,400 thousand related to the conversion of five tranches of OCABSA.